Revenue and Cost of Revenue (Tables)	12 Months Ended
Mar. 31, 2025
Revenue and Cost of Revenue [Abstract]
Schedule of Revenue and Cost of Revenue
	2025		2024		2023
	US$’000%		US$’000%		US$’000%
Revenue (Note (a))
Public Sector
– Infrastructure and public facilities	6,197	11.6%	21,164	33.3%	34,647	63.6%
– Residential	39,686	74.6%	32,234	50.8%	9,850	18.1%
Sub-total	45,883	86.2%	53,398	84.1%	44,497	81.7%

Private Sector
– Commercial/industrial (Note (b))	2,233	4.2%	4,045	6.4%	3,701	6.8%
– Residential	5,089	9.6%	6,020	9.5%	6,295	11.5%
Sub-total	7,322	13.8%	10,065	15.9%	9,996	18.3%

Total	53,205	100.0%	63,463	100.0%	54,493	100.0%

	2025		2024		2023
	US$’000%		US$’000%		US$’000%
Cost of revenue
Public Sector
– Infrastructure and public facilities	5,428	11.0%	19,360	32.8%	32,500	62.9%
– Residential	35,398	71.8%	30,399	51.5%	9,848	19.1%
Sub-total	40,826	82.8%	49,759	84.3%	42,348	82.0%

Private Sector
– Commercial/industrial (Note (b))	3,040	6.2%	3,701	6.3%	3,470	6.7%
– Residential	5,423	11.0%	5,560	9.4%	5,849	11.3%
Sub-total	8,463	17.2%	9,261	15.7%	9,319	18.0%

Total	49,289	100.0%	59,020	100.0%	51,667	100.0%

	2025		2024		2023
	US$’000	GP%	US$’000	GP%	US$’000	GP%
Gross profit
Public Sector
– Infrastructure and public facilities	769	12.4%	1,805	8.5%	2,148	6.2%
– Residential	4,288	10.8%	1,834	5.7%	2	-%
Sub-total	5,057	11.0%	3,639	6.8%	2,150	4.8%

Private Sector
– Commercial/industrial	(807)	(36.1)%	344	8.5%	230	6.2%
– Residential	(334)	(6.6)%	460	7.6%	446	7.1%
Sub-total (Note (c))	(1,141)	(15.6)%	804	8.0%	676	6.8%

Total	3,916	7.4%	4,443	7.0%	2,826	5.2%
(a)	Revenue from the provision of construction services is recognized over time, using an input method to measure progress towards complete satisfaction of the service, because the Group’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced. The input method recognizes revenue based on the proportion of the actual costs incurred relative to the estimated total costs for the satisfaction of the construction services. A certain percentage of payments is retained by customers until the end of the retention period, as the Group’s entitlement to the final payment is conditional on the satisfaction of the service quality by the customers over a certain period, as stipulated in the contracts.

(b)	During the fiscal year ended March 31, 2025, the Company revised certain project cost estimates, resulting in a reduction of US$0.143 million and US$0.145 million in revenue and cost of revenue, respectively. This adjustment resulted from the final reconciliation of contra charges with the main contractor and has been accounted for as a change in estimate in accordance with ASC 250.

(c)	Gross profit for the private sector was negative US$1.14 million for the year ended March 31, 2025 (2024: US$0.80 million), primarily due to cost overruns and final account adjustments on certain legacy projects. These contracts have been substantially completed, and no provision for future contract losses is required as of March 31, 2025.